SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Segment shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Debt Instrument [Line Items]
Number of Operating Segments | Segment	1
Uncertain tax position, likelihood of being sustained, threshold for recognition	50.00%
Dilutive securities excluded from diluted earnings per share | shares	265,085	336,857	492,963
Remaining Performance Obligations	$ 46,602
Deferred revenues	30,543
Uncollected amounts of deferred revenue	16,059
Revenues recognized from deferred revenues	12,924	$ 3,651	$ 1,544
Research and development grants recognized	$ 3,064	$ 4,395	$ 5,645
Debt Instrument, Interest Rate, Effective Percentage	0.70%
Convertible senior notes [Member]
Debt Instrument [Line Items]
Dilutive securities excluded from diluted earnings per share | shares	2,055,641	2,680,965	2,680,965
Issuance costs of liability	$ 5,894
Issuance costs of equity components	$ 518
Debt Instrument, Interest Rate, Effective Percentage	2.365%